UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22927

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2018 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio (PDBC)

January 31, 2018

(Unaudited)

Principal Amount		Value
	U.S. Treasury Bills - 85.2%(b)
$60,000,000	1.090%, 03/01/18	$59,934,842
60,000,000	1.240%, 03/01/18	59,934,842
140,000,000	1.250%, 02/22/18	139,902,554
60,000,000	1.245%, 02/22/18	59,958,237
210,000,000	1.470%, 06/07/18	208,902,769
135,000,000	1.540%, 07/05/18	134,097,113
100,000,000	1.525%, 07/05/18	99,331,195
20,000,000	1.103%, 03/01/18(c)	19,978,281

	Total U.S. Treasury Bills (Cost $782,104,885)	782,039,833

Number of Shares
	Money Market Funds - 12.0%(d)
66,161,304	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%	66,161,304
43,867,998	Invesco Short - Term Investments Company Global Series PLC - US Dollar Liquid Portfolio - Institutional Class, 1.50%	43,867,998

	Total Money Market Funds (Cost $110,029,302)	110,029,302

	Total Investments in Securities (Cost $892,134,187) - 97.2%	892,069,135
	Other assets less liabilities - 2.8%	25,536,838

	Net Assets - 100.0%	$917,605,973

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	685	April-2018	$47,189,650	$557,054	$557,054
Corn	1,011	December-2018	19,878,788	275,785	275,785
Gasoline RBOB	595	December-2018	44,217,306	1,692,157	1,692,157
Gold	216	December-2018	29,486,160	834,200	834,200
LME Copper	86	June-2018	15,353,150	270,577	270,577
LME Primary Aluminum	274	December-2018	15,379,963	339,854	339,854
LME Zinc	183	March-2018	16,238,962	785,724	785,724
Natural Gas	597	March-2018	17,880,150	713,478	713,478
NY Harbor ULSD	551	June-2018	46,964,375	2,637,497	2,637,497
Silver	80	December-2018	7,059,600	41,385	41,385
Soybean	395	November-2018	19,972,188	387,424	387,424
Sugar No.11	1,170	October-2018	18,424,224	(989,729)	(989,729)
Wheat	789	December-2018	20,139,225	616,761	616,761
WTI Crude Oil	783	June-2018	50,080,680	1,595,332	1,595,332

Total Futures Contracts - Commodity Risk				$9,757,499	$9,757,499

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1035	0.02%	Monthly	February-2018	$180,000,000	$—	$3,258,838	$3,258,838
Macquarie Bank Limited	Receive	Macquarie Commodity Customized Product 253E Index	0.26	Monthly	February-2018	180,000,000	—	3,259,731	3,259,731
Royal Bank of Canada	Receive	RBC Enhanced Commodity PSO1 Index	0.24	Monthly	February-2018	180,000,000	—	3,260,157	3,260,157

Total Over-The-Counter Total Return Swap Agreements - Commodity Risk							$—	$9,778,726	$9,778,726

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	%
Goldman Sachs Commodity i-Select Strategy 1035
	Long Futures Contracts
	Aluminum	4.16%
	Brent Crude	12.73
	Copper	4.15
	Corn	5.42
	Gold	8.01
	Heating Oil	12.75
	Natural Gas	4.99
	Silver	1.95
	Soybeans	5.46
	Sugar	4.99
	Unleaded Gasoline	12.09
	Wheat	5.55
	WTI Crude	13.37
	Zinc	4.38

	Total	100.00%

Macquarie Commodity Customized Product 253E Index
Long Futures Contracts
Aluminum	4.16%
Brent Crude	12.88
Copper	4.14
Corn	5.39
Gold	12.75
Heating Oil	4.98
Natural Gas	8.00
Silver	1.95
Soybeans	5.44
Sugar	4.99
Unleaded Gasoline	12.08
Wheat	5.53
WTI Crude	13.35
Zinc	4.36

Total	100.00%

Reference Entity Components
Reference Entity	Underlying Components	%
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	Aluminum	4.16%
	Brent Crude	12.87
	Copper	4.14
	Corn	5.40
	Gold	8.01
	Heating Oil	12.75
	Natural Gas	5.01
	Silver	1.95
	Soybeans	5.42
	Sugar	4.99
	Unleaded Gasoline	12.07
	Wheat	5.53
	WTI Crude	13.35
	Zinc	4.35

	Total	100.00%

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$782,039,833	$—	$782,039,833
Money Market Funds	110,029,302	—	—	110,029,302

Total Investments in Securities	110,029,302	782,039,833	—	892,069,135

Other Investments - Assets*
Futures Contracts	10,747,228	—	—	10,747,228
Swap Agreements	—	9,778,726	—	9,778,726

	10,747,228	9,778,726	—	20,525,954

Other Investments - Liabilities*
Futures Contracts	(989,729)	—	—	(989,729)

Total Other Investments	9,757,499	9,778,726	—	19,536,225

Total Investments	$119,786,801	$791,818,559	$—	$911,605,360

*	Unrealized appreciation (depreciation).

Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2018:

Value

Derivative Assets	Commodity Risk

Unrealized appreciation on futures contracts - Exchange-Traded	$10,747,228
Unrealized appreciation on swap agreements - OTC	9,778,726

Total Derivative Assets	20,525,954

Derivatives not subject to master netting agreements	(10,747,228)

Total Derivative Assets subject to master netting agreements	$9,778,726

Value

Derivative Liabilities	Commodity Risk

Unrealized depreciation on futures contracts - Exchange-Traded	$(989,729)
Derivatives not subject to master netting agreements	989,729

Total Derivative Liabilities subject to master netting agreements	$—

Effect of Derivative Investments for the three months ended January 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain (Loss)
Commodity Risk

Realized Gain:
Futures Contracts	$12,991,309
Swap Agreements	45,818,755
Change in Net Unrealized Appreciation (Depreciation):
Futures Contracts	936,782
Swap Agreements	(9,376,060)

Total	$50,370,786

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

Average Notional Value
Futures contracts	$271,838,860
Swap agreements	505,000,000

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:                     /s/ Daniel  E. Draper

Name:                Daniel E. Draper

Title:                  President

Date:                  3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                     /s/ Daniel  E. Draper

Name:                Daniel E. Draper

Title:                  President

Date:                  3/29/2018

By:                     /s/ Steven  Hill

Name:                Steven Hill

Title:                  Treasurer

Date:                  3/29/2018